Notes Payable (Tables)	12 Months Ended
Dec. 31, 2014
Schedule of Notes Payable [Table Text Block]

(In thousands)	2014	2013

Advances with the FHLB maturing from 2015 to 2021 paying interest at monthly fixed
rates ranging from 0.45% to 4.19% ( 2013 - 0.27% to 4.19%)	$802,198	$589,229

Unsecured senior debt securities maturing on 2019 paying interest semiannually
at a fixed rate of 7.00%	450,000	-

Term notes paying interest semiannually at fixed rate of 7.47%	-	675

Term notes paying interest monthly at a floating rate of 3.00% over the
10-year U.S. Treasury note rate [1][1]	-	14

Junior subordinated deferrable interest debentures (related to trust preferred securities)
maturing from 2027 to 2034 with fixed interest rates ranging from 6.125% to 8.327%
(Refer to Note 26)	439,800	439,800

Junior subordinated deferrable interest debentures (related to trust preferred securities) ($936,000 less discount of $404,460 at December 31, 2013) with no stated maturity and a contractual fixed interest rate of 5.00% until, but excluding
December 5, 2013 and 9.00% thereafter (Refer to Note 26)	-	531,540

Others	19,830	23,496
Total notes payable	$1,711,828	$1,584,754
[1]	The 10-year U.S. Treasury note key index rate at December 31, 2013 was 3.03%.

Maturity Distribution Of Debt Securities [Text Block]
Year	(In thousands)
2015	$328,917
2016	250,966
2017	82,983
2018	106,934
2019	463,270
Later years	478,758
Total notes payable	$1,711,828